Investments in equity investees (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jul. 31, 2018	Jul. 31, 2016
Investments in equity investees [Line Items]
Income (Loss) from Equity Method Investments			¥ (996)	$ (145)	¥ (1,265)	¥ 0
Asset Impairment Charges			9,021	1,312	6,227	0
Impaired Financing Receivable, Interest Income, Accrual Method			1,524
Equity Securities without Readily Determinable Fair Value, Amount			9,020		12,146
Equity Method Investment, Other than Temporary Impairment			7,497
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount					6,227	0
Parent Company [Member]
Investments in equity investees [Line Items]
Asset Impairment Charges			7,497	$ 1,090	0	¥ 0
Equity Method Investment, Ownership Percentage		49.00%						51.00%
Equity Securities without Readily Determinable Fair Value, Amount					¥ 6,682
Beijing Pengtai Interactive Advertising Co Ltd [Member]
Investments in equity investees [Line Items]
Income (Loss) from Equity Method Investments			1,229
Equity Method Investment, Ownership Percentage		51.00%
Business Combination, Consideration Transferred		¥ 13,328
FRAG COMERCIO INTERNACIONAL SL [Member]
Investments in equity investees [Line Items]
Income (Loss) from Equity Method Investments			¥ (50)
Equity Method Investment, Ownership Percentage							50.00%
Business Combination, Consideration Transferred	¥ 500
CJ O Shopping [Member]
Investments in equity investees [Line Items]
Equity Method Investment, Ownership Percentage								49.00%